This is filed pursuant to Rule 497(e)
File Nos. 333-87002 and 811-21081.

ALLIANCEBERNSTEIN INVESTMENTS [LOGO]

                                         ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
                                     -AllianceBernstein 2000 Retirement Strategy
                                     -AllianceBernstein 2005 Retirement Strategy
                                     -AllianceBernstein 2010 Retirement Strategy
                                     -AllianceBernstein 2015 Retirement Strategy
                                     -AllianceBernstein 2020 Retirement Strategy
                                     -AllianceBernstein 2025 Retirement Strategy
                                     -AllianceBernstein 2030 Retirement Strategy
                                     -AllianceBernstein 2035 Retirement Strategy
                                     -AllianceBernstein 2040 Retirement Strategy
                                     -AllianceBernstein 2045 Retirement Strategy
                                     -AllianceBernstein 2050 Retirement Strategy
                                     -AllianceBernstein 2055 Retirement Strategy
--------------------------------------------------------------------------------

Supplement dated July 15, 2008 to the Prospectus dated December 24, 2007 of AllianceBernstein Retirement Strategies offering Class A, Class B, Class C, and Advisor Class shares of AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy, and AllianceBernstein 2055 Retirement Strategy and to the Prospectus dated December 24, 2007 of AllianceBernstein Retirement Strategies offering Class A, Class R, Class K, and Class I shares of AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy, and AllianceBernstein 2055 Retirement Strategy.

                                    * * * * *

The following information replaces certain information in the Prospectuses under the heading "Management of the Strategies - Portfolio Managers."

The management of, and investment decisions for, the Strategies are made by the Multi-Asset Solutions Team, comprised of senior portfolio managers. The Multi-Asset Solutions Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the persons within the Multi-Asset Solutions Team with the most significant responsibility for day-to-day management of the Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:

                                       Principal Occupation During the Past
Employee; Year; Title                  Five (5) Years
------------------------------------   -----------------------------------------
Marc O. Mayer; since July 2008;        Executive Vice President of the Adviser
Executive Vice President of the        and Chief Investment Officer of
Adviser and Chief Investment Officer   AllianceBernstein - Blend Solutions. From
of AllianceBernstein - Blend           November 2003 to May 2008 he was
Solutions                              Executive Managing Director of
                                       AllianceBernstein Investments and from
                                       2001 to November 2003, he headed
                                       AllianceBernstein Institutional
                                       Investments.

Dokyoung Lee; since July 2008;         Senior Vice President of the Adviser,
Senior Vice President of the Adviser   with which he has been associated
and Director of Research - Blend       in a similar capacity to his current
Solutions                              position since prior to 2003 and
                                       Director of Research - Blend Solutions
                                       since June 2008.

Thomas J. Fontaine; since July 2008;   Senior Vice President of the Adviser and
Senior Vice President of the Adviser   since June 2008 Director of Research -
and Director of Research - Defined     Defined Contribution. Previously, he was
Contribution                           a Director of Research for the Adviser's
                                       Style Blend Services, a member of the
                                       Blend Investment Policy Team from
                                       February 2006 to June 2008 and served as a senior quantitative analyst since prior to 2003.

Daniel T. Grasman; since December      Vice President of the Adviser, with which
2007; Vice President of the Adviser    he has been associated in a similar
                                       capacity to his current position since
                                       2004. Prior thereto, he was co-founder
                                       and COO of Xelector since prior to 2003.

Seth J. Masters; since inception;      Executive Vice President of the Adviser,
Executive Vice President of the        with which he has been associated in a
Adviser and Chief Investment           substantially similar capacity to his
Officer of AllianceBernstein -         current position since prior to 2003 and
Defined Contribution                   Chief Investment Officer of
                                       AllianceBernstein - Defined Contribution since June 2008.

Christopher H. Nikolich; since         Senior Vice President of the Adviser,
inception; Senior Vice President of    with which he has been associated in a
the Adviser                            substantially similar capacity to his
                                       current position since prior to 2003.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Strategies.

You should retain this Supplement with your Prospectuses for future reference.

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